SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of disaggregation of revenue by product (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disaggregation Of Revenue [Line Items]
Net revenue	¥ 3,271,414	$ 474,310	¥ 1,780,490	¥ 1,300,160
Current loan products
Disaggregation Of Revenue [Line Items]
Net revenue	2,881,725		1,470,170	1,055,815
Other services
Disaggregation Of Revenue [Line Items]
Net revenue	389,689		310,320	244,345
Loan facilitation services
Disaggregation Of Revenue [Line Items]
Net revenue	2,881,725		1,470,170	943,084
Loan facilitation services | Current loan products
Disaggregation Of Revenue [Line Items]
Net revenue	2,881,725		1,470,170	943,084
Post-origination services
Disaggregation Of Revenue [Line Items]
Net revenue				112,731
Post-origination services | Current loan products
Disaggregation Of Revenue [Line Items]
Net revenue				112,731
Other revenues
Disaggregation Of Revenue [Line Items]
Net revenue	389,689		310,320	244,345
Other revenues | Other services
Disaggregation Of Revenue [Line Items]
Net revenue	¥ 389,689		¥ 310,320	¥ 244,345